RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

14. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

The Company defines key management personnel as its key executive management and Board of Directors. In addition to their salaries, the Company provides a benefit plan and other allowances to its key management personnel. Key management personnel are also granted stock options at the discretion of the Board of Directors.

The remuneration of key management personnel during the years ended March 31, 2024 and 2023 were as follows:

	2024	2023
	$	$
Directors fees	173,125	140,625
Salaries and benefits	1,441,458	1,215,625
Share-based compensation	1,408,778	1,694,284
Total remuneration of key management personnel	3,023,361	3,050,534